UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.


THE ADVISORS' INNER CIRCLE FUND
--------------------------------------------------------------------------------

                                              Toews
                                              S&P 500(R)
                                              Hedged
                                              Index Fund

                                              Toews
                                              Nasdaq-100(R)
                                              Hedged
                                              Index Fund

                                              ----------------------------------

                                              Annual Report

                                              October 31, 2004

Investment Adviser:

   TOWES
CORPORATION

TABLE OF CONTENTS

                                                                           Page

Managers' Discussion and Analysis .................................          1

Schedules of Investments ..........................................          5

Statements of Assets & Liabilities ................................          7

Statements of Operations ..........................................          8

Statements of Changes in Net Assets ...............................          9

Financial Highlights ..............................................         10

Notes to Financial Statements .....................................         12

Report of Independent Registered Public Accounting Firm ...........         19

Trustees and Officers of The Advisors' Inner Circle Fund ..........         20

Disclosure of Fund Expenses .......................................         28

Notice to Shareholders ............................................         30

How to Obtain More Information About
   Toews Funds .................................................... Back Cover

The Fund's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-234-5426; and (ii) on the Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------

MANAGERS' DISCUSSION AND ANALYSIS --
Toews Funds as of October 31, 2004

[PHOTO OMITTED]
PHILLIP R. TOEWS

The past 12 months produced two different types of markets. During the final quarter of 2003, the markets continued their rise in prices that started in March at the beginning of the Iraq war. The first 10 months of 2004 were characterized by indecisiveness by market players. The S&P 500 Index stayed within an 8 percent trading range between gains of 4.50% and losses of 3.30% during the past 12 months.

Many of the financial planners that we maintain a dialogue with are perplexed by the stock market. Five years ago most felt that deviating from conventional investment allocation models was perilous. Today, many feel that sticking with conventional investment allocations is the riskiest strategy. At the heart of the conversation is the valuation of the market and the risk of additional losses over the next few years. An investor who invested in the S&P 500 Index at the beginning of 2000 is still down over 17.30% as of the end of October '04. These losses compound the effect of additional losses, and make investors sensitive when their portfolios decline further.

While financial planners wrestle with issues of vulnerability to additional market losses, the investment management community has responded by continuing to do business as usual. Most stock fund companies are committed to remaining fully invested in equities through all market environments. Planners concerned about market downturns, then, must be pro-active at addressing declining markets, even though, for many, this is not their specialty.

A large void exists in the investment marketplace for investment management firms that create investor oriented products. Our team at the Toews Funds is focused on creating solutions for financial planners and their clients. In speaking engagements and individual client meetings, the message about investor oriented investing continues to resonate.

MARKET PERFORMANCE:

During the year, the S&P 500 Index delivered a total return of 9.42% in the 12-month period from November 1, 2003 through October 29, 2004. The Dow Jones Industrial Average delivered a total return of 4.45% in that same 12-month period. The NASDAQ Composite Index delivered a total return of 2.68%, while the Russell 2000 Index delivered a total return of 11.73%.

FUND PERFORMANCE & STRATEGY:

Our quantitative strategy used to actively "hedge" against unfavorable index price movements underperformed the S&P 500 Index and the Nasdaq-100 Index over the fiscal year. Our investment strategy employs statistical analysis to participate in the performance of each index with hedges in place to attempt to

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                                                            TOWES
                                                            FUNDS [Logo Omitted]

2


MANAGERS' DISCUSSION AND ANALYSIS --
TOEWS FUNDS (CONTINUED)

lower the risk of loss in declining markets. Since these Funds were launched in July of 2001, our strategy has been effective. The performance of the Funds since inception is favorable relative to the index. During certain periods however, particularly when the markets move indecisively around our point of hedging, our strategy will under perform.

If the market begins to move down and a hedge out of the market is generated and the market subsequently moves down, this benefits the Funds as investors avoid subsequent losses. If the market begins to move down and a hedge is generated, and the market subsequently rises, the Funds will buy immediately back into the index (a phenomenon we refer to as "false alarms"). Often the buy back into the index happens at a higher market price than the sale, producing underperformance relative to the index. During this type of market, the degree of underperformance increases with the number of false alarms the Funds experience. This year saw a significant number of false alarms.

During the past year the Toews S&P 500(R) Hedged Index Fund -- Advisor Class unit price decreased by 0.69% versus a 9.42% increase in the S&P 500(R) Index. During the past year the Toews Nasdaq-100(R) Hedged Index Fund -- Advisor Class unit price decreased by 6.43% versus a 5.20% increase in the Nasdaq-100(R) Index. The differences can be attributed directly to our "hedging" strategy. While hedged, the Funds are investing in short-term money market instruments, such as U.S. Treasury and other U.S. government securities.

MARKET PERSPECTIVES AND OUTLOOK:

As of October 31, the S&P 500 Index was priced at approximately 20 times the earnings of its stocks over a trailing 12-month period according to Standard & Poor's. (Note: An earnings ratio for the Nasdaq-100 Index is not calculable due to the high number of companies in that index with losses or no earnings.) The average for the S&P 500 Index is roughly 15 times earnings, with a bottom of as low as 5 times earnings. P/E ratios declined during 2004 due to impressive corporate earnings increases and flat stock prices. While this move to more reasonable stock prices is encouraging, we remain in the top range of historical P/E ratios. Still, as I stated in my comments last year, the prospect of retired investors holding substantial positions in a stock market priced this highly remains a cause of significant concern.

Regardless of the direction of the markets in the coming year, we expect for volatility to remain high. We are unable to predict the results of our style of management over the coming years. However, it should be emphasized that we have specifically focused our management efforts on addressing high-risk markets.

--------------------------------------------------------------------------------

MANAGERS' DISCUSSION AND ANALYSIS --
TOEWS FUNDS (CONTINUED)

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
            TOEWS S&P 500 HEDGED INDEX FUND, VERSUS THE S&P 500 INDEX

                  --------------------------------
                                       Annualized
                   One Year   3 Year    Inception
                    Return    Return   to Date(1)
                  --------------------------------
                     0.30%     0.52%     (0.64)%   Investor Class
                  --------------------------------
                    (0.69)%   (0.47)%    (1.58)%   Advisor Class
                  --------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             Toews S&P 500(R) Hedged     Toews S&P 500(R) Hedged,     S&P 500
           Index Fund, Investor Class    Index Fund, Advisor Class   Index(2)

 7/31/04            $10,000                    $10,000               $10,000
10/31/01              9,643                      9,629                 8,781
10/31/02              9,335                      9,224                 7,454
10/31/03              9,765                      9,560                 9,005
10/31/04              9,794                      9,494                 9,853

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund's return, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Fee waivers are in effect; if they had not been in effect, performance would have been lower.

(1)  Commenced operations on July 31, 2001.

(2) The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

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                                                            TOWES
                                                            FUNDS [Logo Omitted]

4


MANAGERS' DISCUSSION AND ANALYSIS --
TOEWS FUNDS (CONCLUDED)

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
         TOEWS NASDAQ-100 HEDGED INDEX FUND, VERSUS THE NASDAQ-100 INDEX

                 -------------------------------
                                      Annualized
                  One Year   3 Year    Inception
                   Return    Return   to Date(1)
                 -------------------------------
                   (5.52)%    4.24%      0.30%    Investor Class
                 -------------------------------
                   (6.43)%    3.24%     (0.68)%   Advisor Class
                 -------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

          Toews Nasdaq-100(R) Hedged    Toews Nasdaq-100(R) Hedged    Nasdaq-100
          Index Fund, Investor Class    Index Fund, Advisor Class      Index(2)
          --------------------------   --------------------------     ----------
 7/31/04           $10,000                      $10,000                $10,000
10/31/01             8,916                        8,889                  8,108
10/31/02            10,294                       10,171                  5,883
10/31/03            10,688                       10,454                  8,440
10/31/04            10,098                        9,782                  8,879

The performance data quote herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund's return, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Fee waivers are in effect; if they had not been in effect, performance would have been lower.

(1)  Commenced operations on July 31, 2001.

(2) The Nasdaq-100 Index is a market capitalization-weighted index that includes 100 of the largest non-financial companies, domestic and foreign, in the NASDAQ National Market. In addition to meeting the qualification standards for inclusion in the NASDAQ National Market, these issues have strong earnings and assets.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
Toews Funds -- October 31, 2004

SECTOR WEIGHTINGS (UNAUDITED)*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Repurchase Agreement ....................................................   100%

* Percentages are based on total investments.

                                                                 FACE
                                                                AMOUNT    VALUE
TOEWS S&P 500(R) HEDGED INDEX FUND                               (000)    (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (93.2%)
   ABN Amro,
      1.740%, dated 10/29/04, to be repurchased on
      11/01/04, repurchase price $24,276,234
      (collateralized by various mortgage obligations,
      par value $30,255,531, 4.500%-7.500%,
      06/01/18-01/01/32, total market value $24,758,170) ...   $24,273   $24,273
                                                                         -------
Total Repurchase Agreement
   (Cost $24,273) ..........................................              24,273
                                                                         -------
Total Investments (93.2%)
   (Cost $24,273) ..........................................             $24,273
                                                                         =======
PERCENTAGES BASED ON NET ASSETS OF $26,032,091.

                                                                        CONTRACT
                                                            NUMBER        VALUE
                                                         OF CONTRACTS     (000)
--------------------------------------------------------------------------------
FUTURES CONTRACTS+
   S&P 500, Expires 12/17/04 .........................        92         $25,997
                                                                         -------
Total Futures Contracts
   (Cost $25,409) ....................................                   $25,997
                                                                         =======

+ SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION
  ON HOLDINGS IN FUTURES CONTRACTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                            TOWES
                                                            FUNDS [Logo Omitted]

6


SCHEDULE OF INVESTMENTS
Toews Funds -- October 31, 2004

SECTOR WEIGHTINGS (UNAUDITED)*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Repurchase Agreement ....................................................   100%

* Percentages are based on total investments.

                                                                  FACE
                                                                 AMOUNT    VALUE
TOEWS NASDAQ-100(R) HEDGED INDEX FUND                             (000)    (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (87.5%)
   ABN Amro,
      1.740%, dated 10/29/04, to be repurchased
      on 11/01/04, repurchase price $8,711,290
      (collateralized by a mortgage obligation, par
      value $8,815,000, 2.875%, 08/15/06, total
      market value $8,889,004) ...............................   $8,710   $8,710
                                                                          ------
Total Repurchase Agreement
   (Cost $8,710) .............................................             8,710
                                                                          ------
Total Investments (87.5%)
   (Cost $8,710) .............................................            $8,710
                                                                          ======
PERCENTAGES BASED ON NET ASSETS OF $9,951,786.

                                                                        CONTRACT
                                                            NUMBER        VALUE
                                                         OF CONTRACTS     (000)
--------------------------------------------------------------------------------
FUTURES CONTRACTS+
   Nasdaq-100, Expires 12/17/04 ......................        68         $10,132
                                                                         -------
Total Futures Contracts
   (Cost $9,449) .....................................                   $10,132
                                                                         =======

+ SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION
  ON HOLDINGS IN FUTURES CONTRACTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS & LIABILITIES (000)
Toews Funds -- October 31, 2004

                                                         TOEWS         TOEWS
                                                      S&P 500(R)   NASDAQ-100(R)
                                                        HEDGED         HEDGED
                                                      INDEX FUND     INDEX FUND
                                                      ----------   -------------
ASSETS:
   Investments at Market Value
      (Cost $24,273 and $8,710) ...................     $24,273       $ 8,710
   Cash Margin held at Futures Broker .............       1,840         1,275
   Receivable for Variation Margin on Futures .....          62             3
   Receivable due from Investment Adviser .........           2             8
   Prepaid Expenses ...............................          13            22
   Accrued Income .................................           4             1
   Receivable for Capital Shares Purchased ........           1             2
                                                        -------       -------
   Total Assets ...................................      26,195        10,021
                                                        -------       -------
LIABILITIES:
   Payable for Capital Shares Redeemed ............          80            25
   Payable for Administration Fees ................          15             6
   Payable for Distribution Fees ..................          14             5
   Payable for Trustees' Fees .....................           2             1
   Accrued Expenses ...............................          52            32
                                                        -------       -------
   Total Liabilities ..............................         163            69
                                                        -------       -------
   NET ASSETS .....................................     $26,032       $ 9,952
                                                        =======       =======
NET ASSETS:
   Paid-in-Capital
      (unlimited authorization -- no par value) ...     $25,678       $10,952
   Accumulated net investment loss ................         (14)          (21)
   Accumulated net realized loss on investments ...        (220)       (1,662)
   Net unrealized appreciation on futures .........         588           683
                                                        -------       -------
   NET ASSETS .....................................     $26,032       $ 9,952
                                                        =======       =======
   Net Asset Value, Offering and Redemption
      Price Per Share - Investor Shares
      ($11,851,960 / 1,290,771 shares and
      $4,334,501 / $454,709 shares,
      respectively) ...............................     $  9.18       $  9.53
                                                        =======       =======
   Net Asset Value, Offering and Redemption
      Price Per Share - Advisor Shares
      ($14,180,131 / 1,592,290 shares and
      $5,617,285 / $607,491 shares,
      respectively) ...............................     $  8.91       $  9.25
                                                        =======       =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                                            TOWES
                                                            FUNDS [Logo Omitted]

8


STATEMENTS OF OPERATIONS (000)
For the Year Ended October 31, 2004

                                                         TOEWS         TOEWS
                                                      S&P 500(R)   NASDAQ-100(R)
                                                        HEDGED         HEDGED
                                                      INDEX FUND     INDEX FUND
                                                      ----------   -------------
INVESTMENT INCOME:
   Interest Income ................................     $  356       $   150
                                                        ------       -------
EXPENSES:
   Investment Advisory Fees .......................        331           139
   Administration Fees ............................        177            73
   Distribution Fees+ .............................        170            69
   Trustees' Fees .................................          8             3
   Transfer Agent Fees ............................        133           109
   Professional Fees ..............................         39            15
   Registration Fees ..............................         32            25
   Printing Fees ..................................         26            12
   Custodian Fees .................................         10             6
   Other Fees .....................................         17            13
                                                        ------       -------
   Total Expenses .................................        943           464
                                                        ------       -------
   Less: Waiver of Investment Advisory Fees .......       (277)         (139)
      Reimbursement from Investment Advisor .......         --           (47)
                                                        ------       -------
   NET EXPENSES ...................................        666           278
                                                        ------       -------
   NET INVESTMENT LOSS ............................       (310)         (128)
                                                        ------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net Realized Loss on Investments ...............         (4)           (2)
   Net Realized Gain (Loss) on Futures ............      1,191        (1,088)
   Net Change in Unrealized Appreciation
      on Investments ..............................          2             1
   Net Change in Unrealized Appreciation
      (Depreciation) on Futures ...................       (577)          111
                                                        ------       -------
   Total Net Realized and Unrealized Gain
      (Loss) on Investments .......................        612          (978)
                                                        ------       -------
   NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS .............................     $  302       $(1,106)
                                                        ======       =======

+ DISTRIBUTION FEES CHARGED ON ADVISOR SHARES. SEE NOTE 4 IN THE NOTES TO
  FINANCIAL STATEMENTS FOR FURTHER EXPLANATION.

  AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the Years Ended October 31,

                                                            TOEWS                 TOEWS
                                                       S&P 500(R) HEDGED   NASDAQ-100(R) HEDGED
                                                          INDEX FUND           INDEX FUND
                                                     -------------------   --------------------
                                                       2004       2003        2004       2003
                                                     --------   --------    --------   --------
OPERATIONS:
   Net Investment Loss ...........................   $   (310)  $   (205)   $   (128)  $   (250)
   Net Realized Gain (Loss) on
      Investments and Futures ....................      1,187      2,110      (1,090)       797
   Net Change in Unrealized
      Appreciation (Depreciation)
      on Investments and Futures .................       (575)       906         112       (444)
                                                     --------   --------    --------   --------
   Net Increase (Decrease) in Net Assets
      from Operations ............................        302      2,811      (1,106)       103
                                                     --------   --------    --------   --------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
   Dividends from Net Investment Income:
      Investor Shares ............................         --         (7)         --        (11)
      Advisor Shares .............................         --         --          --         --
   Distributions from Net Realized Gains:
      Investor Shares ............................       (899)        --        (479)        --
      Advisor Shares .............................       (813)        --        (359)        --
                                                     --------   --------    --------   --------
   Total Dividends and Distributions .............     (1,712)        (7)       (838)       (11)
                                                     --------   --------    --------   --------
CAPITAL SHARE TRANSACTIONS (1):
   INVESTOR SHARES
      Issued .....................................      2,129     25,858       1,294     16,837
      In Lieu of Dividends .......................        668          5         331          8
      Redeemed ...................................    (17,221)   (24,611)     (9,055)   (13,375)
                                                     --------   --------    --------   --------
   Increase (Decrease) in Net Assets from
      Investor Share Transactions ................    (14,424)     1,252      (7,430)     3,470
                                                     --------   --------    --------   --------
   ADVISOR SHARES
      Issued .....................................      1,757     13,772       1,148      6,229
      In Lieu of Dividends .......................        788         --         336         --
      Redeemed ...................................     (5,702)    (3,530)     (3,460)      (853)
                                                     --------   --------    --------   --------
   Increase (Decrease) in Net Assets from
      Advisor Share Transactions .................     (3,157)    10,242      (1,976)     5,376
                                                     --------   --------    --------   --------
Net Increase (Decrease) in Net Assets
   from Capital Share Transactions ...............    (17,581)    11,494      (9,406)     8,846
                                                     --------   --------    --------   --------
Total Increase (Decrease) in Net Assets ..........    (18,991)    14,298     (11,350)     8,938
                                                     --------   --------    --------   --------
NET ASSETS:
   Beginning of Year .............................     45,023     30,725      21,302     12,364
                                                     --------   --------    --------   --------
   End of Year ...................................   $ 26,032   $ 45,023    $  9,952   $ 21,302
                                                     ========   ========    ========   ========
Includes Distributions in Excess of Net
   Investment Income/Accumulated
   Net Investment Loss ...........................   $    (14)  $    (23)   $    (21)  $    (32)
                                                     ========   ========    ========   ========

(1) SEE NOTE 7 IN THE NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                            TOWES
                                                            FUNDS [Logo Omitted]

10


FINANCIAL HIGHLIGHTS
For the Years or Periods ended October 31,
For a Share Outstanding Throughout each Period

                                          NET                                DISTRIBUTIONS
                                       REALIZED                                   FROM
            NET ASSET        NET          AND                    DIVIDENDS        NET            TOTAL
              VALUE      INVESTMENT   UNREALIZED      TOTAL      FROM NET       REALIZED       DIVIDENDS
          BEGINNING OF     INCOME        GAINS        FROM      INVESTMENT      CAPITAL           AND
             PERIOD        (LOSS)      (LOSSES)    OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
          ------------   ----------   ----------   ----------   ----------   -------------   -------------
TOEWS S&P 500(R) HEDGED INDEX FUND
Investor Shares
2004(1)      $ 9.58        $(0.04)      $ 0.07       $ 0.03       $   --        $(0.43)         $(0.43)
2003(1)        9.16         (0.01)        0.43         0.42           --*           --              --*
2002(1)        9.62          0.01        (0.30)       (0.29)       (0.17)           --           (0.17)
2001(2)       10.00          0.03        (0.39)       (0.36)       (0.02)           --           (0.02)

Advisor Shares
2004(1)      $ 9.40        $(0.13)      $ 0.07       $(0.06)      $   --        $(0.43)         $(0.43)
2003(1)        9.07         (0.11)        0.44         0.33           --            --              --
2002(1)        9.61         (0.08)       (0.31)       (0.39)       (0.15)           --           (0.15)
2001(2)       10.00          0.01        (0.38)       (0.37)       (0.02)           --           (0.02)

TOEWS NASDAQ-100(R) HEDGED INDEX FUND
Investor Shares
2004(1)      $10.55        $(0.04)      $(0.54)      $(0.58)      $   --        $(0.44)         $(0.44)
2003(1)       10.17         (0.09)        0.48         0.39        (0.01)           --           (0.01)
2002(1)        8.89         (0.03)        1.40         1.37        (0.09)           --           (0.09)
2001(2)       10.00          0.03        (1.11)       (1.08)       (0.03)           --           (0.03)

Advisor Shares
2004(1)      $10.35        $(0.13)      $(0.53)      $(0.66)      $   --        $(0.44)         $(0.44)
2003(1)       10.07         (0.19)        0.47         0.28           --            --              --
2002(1)        8.87         (0.12)        1.40         1.28        (0.08)           --           (0.08)
2001(2)       10.00          0.01        (1.12)       (1.11)       (0.02)           --           (0.02)

+   RETURNS ARE FOR THE PERIODS INDICATED AND HAVE NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE
    DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
    THE ADVISER DURING THE PERIODS INDICATED.

++  THE CALCULATION OF PORTFOLIO TURNOVER EXCLUDES SHORT-TERM INVESTMENT VEHICLES THAT MATURE IN LESS THAN
    ONE YEAR OR ARE ACQUIRED IN THE FINAL YEAR OF MATURITY, SUCH AS, TREASURY BILLS, REPURCHASE AGREEMENTS,
    MONEY MARKET FUNDS AND FUTURES CONTRACTS.

*   AMOUNT ROUNDS TO LESS THAN $0.01 PER SHARE.

(1) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.

(2) COMMENCED OPERATIONS ON JULY 31, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                                       RATIO OF
                                                                                       EXPENSES
                                                                       RATIO OF       TO AVERAGE
                                                                         NET          NET ASSETS
                                                        RATIO OF      INVESTMENT      (EXCLUDING
                   NET ASSET              NET ASSETS    EXPENSES    INCOME (LOSS)       WAIVERS       PORTFOLIO
                   VALUE END    TOTAL       END OF     TO AVERAGE     TO AVERAGE        AND/OR         TURNOVER
                   OF PERIOD   RETURN+   PERIOD (000)  NET ASSETS     NET ASSETS    REIMBURSEMENTS)     RATE++
                   ---------   -------   ------------  ----------   -------------   ---------------   ---------
TOEWS S&P 500(R) HEDGED INDEX FUND
Investor Shares
2004(1)              $ 9.18      0.30%     $11,852        1.50%        (0.42)%            2.32%              --%
2003(1)                9.58      4.61       26,855        1.50         (0.12)             1.84         1,694.85
2002(1)                9.16     (3.20)      23,583        1.50          0.11              4.97         1,991.68
2001(2)                9.62     (3.56)         460        1.50          1.49             84.21           229.50

Advisor Shares
2004(1)              $ 8.91     (0.69)%    $14,180        2.50%        (1.42)%            3.32%              --%
2003(1)                9.40      3.64       18,168        2.50         (1.12)             2.84         1,694.85
2002(1)                9.07     (4.20)       7,142        2.50         (0.90)             7.52         1,991.68
2001(2)                9.61     (3.71)         196        2.50          0.34             70.17           229.50

TOEWS NASDAQ-100(R) HEDGED INDEX FUND
Investor Shares
2004(1)              $ 9.53     (5.52)%    $ 4,335        1.50%        (0.43)%            2.79%              --%
2003(1)               10.55      3.83       12,806        1.50         (0.94)             2.22         3,552.11
2002(1)               10.17     15.46        9,688        1.50         (0.26)             8.50           973.72
2001(2)                8.89    (10.85)         981        1.50          1.26             37.99           318.12

Advisor Shares
2004(1)              $ 9.25     (6.43)%    $ 5,617        2.50%        (1.43)%            3.79%              --%
2003(1)               10.35      2.78        8,496        2.50         (1.94)             3.22         3,552.11
2002(1)               10.07     14.42        2,676        2.50         (1.26)            10.12           973.72
2001(2)                8.87    (11.11)         222        2.50         (0.10)            40.86           318.12

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                                                            TOWES
                                                            FUNDS [Logo Omitted]

12


NOTES TO FINANCIAL STATEMENTS
October 31, 2004

1.   ORGANIZATION

     The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 funds. The financial statements herein are those of the Toews S&P 500(R) Hedged Index Fund and the Toews Nasdaq-100(R) Hedged Index Fund (collectively referred to as the "Funds" and individually referred to as a "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds

--------------------------------------------------------------------------------
are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Directors (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

CLASSES: Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

EXPENSES: Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses

--------------------------------------------------------------------------------
                                                            TOWES
                                                            FUNDS [Logo Omitted]

14

October 31, 2004

of the Trust are prorated to the Funds based on the number of funds and/or relative net assets compared to the aggregate daily net assets.

FUTURES CONTRACTS: The S&P 500(R) Hedged Index Fund invests in S&P 500(R) Index futures contracts. The Nasdaq-100(R) Hedged Index Fund invests in Nasdaq-100(R) Index futures contracts. The Funds' investments in these futures contracts are intended to assist the Funds in more closely approximating the performance of the each of the Fund's respective indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. Forty percent of net realized gains are taxed as short term capital gains, while sixty percent are taxed as long term capital gains.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statements of Net Assets to the extent of the contract amounts.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid to shareholders quarterly for each of the Funds. Any net realized capital gains are distributed to shareholders at least annually.

3.   TRANSACTIONS WITH AFFILIATES

     Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

--------------------------------------------------------------------------------

4.   ADMINISTRATION, DISTRIBUTION AND SHAREHOLDER SERVICING AGREEMENTS

     The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $220,000 for the Funds, $75,000 per additional fund plus $15,000 per additional class or 0.15% of the first $250 million, 0.125% of the next $250 million, and 0.10% of any amount above $500 million of the Funds' average daily net assets.

     The Trust and Distributor are parties to a Distribution Agreement. Under the distribution plan (the "Plan"), the Distributor may receive up to 1.00% of each Fund's average daily net assets attributable to Advisor Class shares as compensation for distribution and services pursuant to Rule 12b-1 of the 1940 Act. The Distributor will not receive any compensation for the distribution of Investor Class shares of the Funds.

     Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a Transfer Agency Agreement.

5.   INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

     The Trust and Toews Corporation (the "Adviser") are parties to an Investment Advisory Agreement dated February 20, 2001, under which the Adviser receives an annual fee equal to 1.00% of the average daily net assets of each of the Funds. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses so that total expenses of each Fund will not exceed the following amounts (expressed as a percentage of each Fund's average daily net assets):

                                                         TOEWS         TOEWS
                                                      S&P 500(R)   NASDAQ-100(R)
                                                        HEDGED         HEDGED
                                                      INDEX FUND     INDEX FUND
                                                      ----------   -------------
Investor Shares: ..................................      1.50%         1.50%
Advisor Shares: ...................................      2.50%         2.50%

     Union Bank of California (the "Custodian") acts as custodian for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6.   INVESTMENT TRANSACTIONS

There were no long-term purchases or sales during the year ended October 31, 2004.

--------------------------------------------------------------------------------
                                                            TOWES
                                                            FUNDS [Logo Omitted]

16

October 31, 2004

7.   CAPITAL SHARE TRANSACTIONS

     For the years ended October 31, 2004 and October 31, 2003, capital share transactions for the Funds were as follows (000):

                                                  TOEWS            TOEWS
                                                S&P 500(R)     NASDAQ-100(R)
                                                  HEDGED           HEDGED
                                                INDEX FUND       INDEX FUND
                                             ---------------   -------------
                                              2004     2003    2004    2003
                                             ------   ------   ----   ------
Investor Shares:
   Shares Issued .........................      225    2,896    139    1,682
   Shares Issued in Lieu of Dividends ....       73        1     35        1
   Shares Redeemed .......................   (1,809)  (2,671)  (933)  (1,422)
                                             ------   ------   ----   ------
   Total Investor Shares Transactions ....   (1,511)     226   (759)     261
                                             ------   ------   ----   ------
Advisor Shares:
   Shares Issued .........................      189    1,544    120      643
   Shares Issued in Lieu of Dividends ....       88       --     36       --
   Shares Redeemed .......................     (618)    (398)  (370)     (88)
                                             ------   ------   ----   ------
   Total Advisor Shares Transactions .....     (341)   1,146   (214)     555
                                             ------   ------   ----   ------
Increase (Decrease) in Capital
   Share Transactions ....................   (1,852)   1,372   (973)     816
                                             ======   ======   ====   ======

8.   FEDERAL TAX INFORMATION

     It is the Funds' intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

     The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

     Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

     Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. These reclassifications have no effect on net assets or net asset value. Accordingly, the following permanent differences have been reclassified to/from the following accounts (000):

--------------------------------------------------------------------------------

                                                        TOEWS          TOEWS
                                                     S&P 500(R)    NASDAQ-100(R)
                                                    HEDGED INDEX    HEDGED INDEX
                                                        FUND            FUND
                                                    ------------   -------------
Undistributed Net Investment Income .............      $ 319          $ 139
Accumulated Net Realized Loss ...................       (241)            --
Paid in Capital .................................        (78)          (139)

     The tax character of dividends and distributions paid during the last two years were as follows (000):

                                                                TOEWS S&P 500(R)
                                                               HEDGED INDEX FUND
                                                               -----------------
                                                                  2004    2003

Ordinary Income ............................................     $  402    $ 7
Long-Term ..................................................      1,310     --
                                                                 ------    ---
Total ......................................................     $1,712    $ 7
                                                                 ======    ===

                                                             TOEWS NASDAQ-100(R)
                                                              HEDGED INDEX FUND
                                                             -------------------
                                                                 2004   2003

Ordinary Income ..........................................       $838    $11
Long-Term ................................................         --     --
                                                                 ----    ---
Total ....................................................       $838    $11
                                                                 ====    ===

     As of October 31, 2004, the components of Distributable Earnings (Accumulated Losses) were as follows (000):

                                                        TOEWS          TOEWS
                                                      S&P 500(R)   NASDAQ-100(R)
                                                    HEDGED INDEX   HEDGED INDEX
                                                        FUND           FUND
                                                    ------------   -------------
Undistributed Long Term Capital Gain ............       $368          $    --
Capital Loss Carryforwards ......................         --             (979)
Other Temporary Differences .....................        (14)             (21)
                                                        ----          -------
Total Distributable Earnings/(Accumulated
   Losses) ......................................       $354          $(1,000)
                                                        ====          =======

     For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future net realized gains. During the year ended October 31, 2004, capital loss carryforwards were as follows (000):

Toews Nasdaq-100(R) Hedged Index Fund (expiring 2012) ...................   $979

     For Federal tax purposes, the Federal tax cost for securities held by the Funds at October 31, 2004, was equal to book cost.

9.   OTHER

     In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.  BENCHMARK INFORMATION (UNAUDITED)

     "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGrawHill Companies, Inc. and have been licensed for use by The Advisors' Inner Circle Fund -- Toews S&P 500(R) Hedged Index Fund. The product is not sponsored, endorsed, sold or promoted by

--------------------------------------------------------------------------------
                                                            TOWES
                                                            FUNDS [Logo Omitted]

18


NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
October 31, 2004

Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

     The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the CORPORATIONS) and are licensed for use by The Advisors' Inner Circle Fund -- Toews Nasdaq-100(R) Hedged Index Fund. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCTS(S).

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

The Shareholders and Board of Trustees of
Toews Funds of
The Advisors' Inner Circle Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Toews S&P 500 Hedged Index and Toews Nasdaq-100 Hedged Index Funds (the "Funds"), two of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods ended October 31, 2001, and prior, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated December 14, 2001.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Toews S&P 500 Hedged Index and Toews Nasdaq-100 Hedged Index Funds of The Advisors' Inner Circle Fund as of October 31, 2004, the results of their operations for the year then ended, and the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Philadelphia, Pennsylvania
December 22, 2004

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                                                            TOWES
                                                            FUNDS [Logo Omitted]

20-21


TRUSTEES AND OFFICERS OF THE
ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-778-6397. The following chart lists Trustees and Officers as of November 16, 2004.

                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                            TERM OF                                    IN THE ADVISORS'
                          POSITION(S)     OFFICE AND                                  INNER CIRCLE FUND
  NAME, ADDRESS,           HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
     AGE(1)                THE TRUST     TIME SERVED(2)      DURING PAST 5 YEARS            MEMBER           HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T. COONEY             Trustee       (Since 1993)    Vice Chairman of Ameritrust          43          Trustee of The Advisors'
77 yrs. old                                              Texas N.A., 1989-1992, and                       Inner Circle Fund II, The
                                                         MTrust Corp., 1985-1989.                         MDL Funds, and The
                                                                                                          Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON        Trustee       (Since 1993)    Pennsylvania State                   43          Member and Treasurer,
87 yrs. old                                              University, Senior Vice                          Board of Trustees of Grove
                                                         President, Treasurer                             City College. Trustee of
                                                         (Emeritus); Financial and                        The Advisors' Inner Circle
                                                         Investment Consultant,                           Fund II, The MDL Funds,
                                                         Professor of Transportation                      and The Expedition Funds.
                                                         since 1984; Vice President
                                                         Investments, Treasurer,
                                                         Senior Vice President
                                                         (Emeritus), 1982-1984.
                                                         Director, Pennsylvania
                                                         Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS           Trustee       (Since 1993)    Private investor from 1987 to        43          Trustee of The Advisors'
75 yrs. old                                              present. Vice President and                      Inner Circle Fund II, The
                                                         Chief Financial Officer,                         MDL Funds, and The
                                                         Western Company of North                         Expedition Funds.
                                                         America (petroleum service
                                                         company), 1980-1986.
                                                         President of Gene Peters and
                                                         Associates (import company),
                                                         1978-1980. President and
                                                         Chief Executive Officer of
                                                         Jos. Schlitz Brewing Company
                                                         before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY            Trustee       (Since 1994)    Attorney, solo practitioner          43          Trustee of The Advisors'
73 yrs. old                                              since 1994; Partner, Dechert                     Inner Circle Fund II, The
                                                         (law firm), September                            MDL Funds, The Expedition
                                                         1987-December 1993.                              Funds, State Street
                                                                                                          Research Funds and
                                                                                                          Massachusetts Health,
                                                                                                          Education Tax-Exempt
                                                                                                          Trust, SEI Asset
                                                                                                          Allocation Trust, SEI
                                                                                                          Daily Income Trust, SEI
                                                                                                          Index Funds, SEI
                                                                                                          Institutional
                                                                                                          International Trust, SEI
                                                                                                          Institutional Investments
                                                                                                          Trust, SEI Institutional
                                                                                                          Managed Trust, SEI Liquid
                                                                                                          Asset Trust and SEI Tax
                                                                                                          Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
    Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
    1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

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                                                            TOWES
                                                            FUNDS [Logo Omitted]

22-23


TRUSTEES AND OFFICERS OF THE
ADVISORS' INNER CIRCLE FUND (UNAUDITED) (CONTINUED)

                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                            TERM OF                                    IN THE ADVISORS'
                          POSITION(S)     OFFICE AND                                  INNER CIRCLE FUND
  NAME, ADDRESS,           HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
     AGE(1)                THE TRUST     TIME SERVED(2)      DURING PAST 5 YEARS            MEMBER           HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

GEORGE J. SULLIVAN, JR.    Trustee       (Since 1999)    Chief Executive Officer,             43          Trustee, State Street
62 yrs. old                                              Newfound Consultants, Inc.                       Navigator Securities
                                                         since April 1997. General                        Lending Trust, since 1995.
                                                         Partner, Teton Partners,                         Trustee of The Advisors'
                                                         L.P., June 1991-December                         Inner Circle Fund II, The
                                                         1996; Chief Financial                            MDL Funds, The Expedition
                                                         Officer, Nobel Partners,                         Funds, SEI Asset
                                                         L.P., March 1991-December                        Allocation Trust, SEI
                                                         1996; Treasurer and Clerk,                       Daily Income Trust, SEI
                                                         Peak Asset Management, Inc.,                     Index Funds, SEI
                                                         since 1991.                                      Institutional
                                                                                                          International Trust, SEI
                                                                                                          Institutional Investments
                                                                                                          Trust, SEI Institutional
                                                                                                          Managed Trust, SEI Liquid
                                                                                                          Asset Trust, SEI Tax
                                                                                                          Exempt Trust, SEI Absolute
                                                                                                          Return Master Fund, L.P.,
                                                                                                          SEI Opportunity Master
                                                                                                          Fund, L.P., SEI Absolute
                                                                                                          Return Fund, L.P., and SEI
                                                                                                          Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER            Chairman     (Since 1991)    Currently performs various           43          Trustee of The Advisors'
58 yrs. old               of the Board                   services on behalf of SEI                        Inner Circle Fund II,
                          of Trustees                    Investments for which Mr.                        Bishop Street Funds, The
                                                         Nesher is compensated.                           Expedition Funds, The MDL
                                                         Executive Vice President of                      Funds, SEI Asset
                                                         SEI Investments, 1986-1994.                      Allocation Trust, SEI
                                                         Director and Executive Vice                      Daily Income Trust, SEI
                                                         President of the                                 Index Funds, SEI
                                                         Administrator and the                            Institutional
                                                         Distributor, 1981-1994.                          International Trust, SEI
                                                                                                          Institutional Investments
                                                                                                          Trust, SEI Institutional
                                                                                                          Managed Trust, SEI Liquid
                                                                                                          Asset Trust, SEI Tax
                                                                                                          Exempt Trust, SEI
                                                                                                          Opportunity Master Fund,
                                                                                                          L.P., SEI Opportunity
                                                                                                          Fund, L.P., SEI Absolute
                                                                                                          Return Master Fund, L.P.,
                                                                                                          SEI Absolute Return Fund,
                                                                                                          L.P., SEI Global Master
                                                                                                          Fund, PLC, SEI Global
                                                                                                          Assets Fund, PLC, SEI
                                                                                                          Global Investments Fund,
                                                                                                          PLC, and SEI Investments
                                                                                                          Global, Limited.
------------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
    Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
    1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

--------------------------------------------------------------------------------
                                                            TOWES
                                                            FUNDS [Logo Omitted]

24-25


TRUSTEES AND OFFICERS OF THE
ADVISORS' INNER CIRCLE FUND (UNAUDITED) (CONTINUED)

                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                            TERM OF                                    IN THE ADVISORS'
                          POSITION(S)     OFFICE AND                                  INNER CIRCLE FUND
  NAME, ADDRESS,           HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD    OTHER DIRECTORSHIPS HELD
     AGE(1)                THE TRUST     TIME SERVED(2)      DURING PAST 5 YEARS        MEMBER/OFFICER    BY BOARD MEMBER/OFFICER(3)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)

WILLIAM M. DORAN           Trustee       (Since 1992)    Self-employed consultant             43          Director of SEI
1701 Market Street                                       since 2003; Partner,                             Investments Company and
Philadelphia, PA 19103                                   Morgan, Lewis & Bockius                          SEI Investments
64 yrs. old                                              LLP (law firm), counsel                          Distribution Co., Trustee
                                                         to the Trust, SEI                                of The Advisors' Inner
                                                         Investments, the                                 Circle Fund II, The MDL
                                                         Administrator and the                            Funds, The Expedition
                                                         Distributor from                                 Funds, SEI Asset
                                                         1976-2003. Director of                           Allocation Trust, SEI
                                                         the Distributor since                            Daily Income Trust, SEI
                                                         2003. Director of SEI                            Index Funds, SEI
                                                         Investments since 1974;                          Institutional
                                                         Secretary of SEI                                 International Trust, SEI
                                                         Investments since 1978.                          Institutional Investments
                                                                                                          Trust, SEI Institutional
                                                                                                          Managed Trust, SEI Liquid
                                                                                                          Asset Trust and SEI Tax
                                                                                                          Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS

JAMES F. VOLK, CPA         President     (Since 2003)    Senior Operations Officer,           N/A         N/A
42 yrs. old                                              SEI Investments, Fund
                                                         Accounting and
                                                         Administration since 1996;
                                                         Assistant Chief Accountant
                                                         for the U.S. Securities
                                                         and Exchange Commission's
                                                         Division of Investment
                                                         Management from 1993-1996.
------------------------------------------------------------------------------------------------------------------------------------

PETER GOLDEN             Controller and  (Since 2004)    Director, SEI Investments,           N/A         N/A
40 yrs. old              Chief Financial                 Fund Accounting and
                             Officer                     Administration since June
                                                         2001. From March 2000 to
                                                         2001, Vice President of
                                                         Funds Administration for
                                                         J.P. Morgan Chase & Co.
                                                         From 1997 to 2000, Vice
                                                         President of Pension and
                                                         Mutual Fund Accounting for
                                                         Chase Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------

WILLIAM E. ZITELLI         Chief         (Since 2004)    Vice President and                   N/A         N/A
36 yrs. old              Compliance                      Assistant Secretary of
                           Officer                       SEI Investments Global
                                                         Funds Services and SEI
                                                         Investments Distribution
                                                         Co. from 2000-2004; Vice
                                                         President, Merrill Lynch
                                                         & Co. Asset Management
                                                         Group from 1998-2000;
                                                         Associate at Pepper
                                                         Hamilton LLP from
                                                         1997-1998.
------------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
    1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

--------------------------------------------------------------------------------
                                                            TOWES
                                                            FUNDS [Logo Omitted]

26-27


TRUSTEES AND OFFICERS OF THE
ADVISORS' INNER CIRCLE FUND (UNAUDITED) (CONCLUDED)

                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                            TERM OF                                    IN THE ADVISORS'
                         POSITION(S)      OFFICE AND                                  INNER CIRCLE FUND
  NAME, ADDRESS,          HELD WITH        LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN BY        OTHER DIRECTORSHIPS
     AGE(1)               THE TRUST      TIME SERVED         DURING PAST 5 YEARS           OFFICER              HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

JAMES NDIAYE             Vice President  (Since 2004)    Employed by SEI Investments          N/A                     N/A
36 yrs. old              and Secretary                   Company since 2004. Vice
                                                         President, Deutsche Asset
                                                         Management from 2003-2004.
                                                         Associate, Morgan, Lewis &
                                                         Bockius LLP 2000-2003.
                                                         Counsel, Assistant Vice
                                                         President, ING Variable
                                                         Annuities Group from
                                                         1999-2000.
------------------------------------------------------------------------------------------------------------------------------------

TIMOTHY D.BARTO          Vice President  (Since 2000)    General Counsel, Vice                N/A                     N/A
36 yrs. old               and Assistant                  President and Secretary of
                           Secretary                     SEI Investments Global
                                                         Funds Services since 1999;
                                                         Associate, Dechert (law
                                                         firm) from 1997-1999;
                                                         Associate, Richter, Miller
                                                         & Finn (law firm) from
                                                         1994-1997.
------------------------------------------------------------------------------------------------------------------------------------

JOHN MUNERA              Vice President  (Since 2002)    Middle Office Compliance             N/A                     N/A
41 yrs. old               and Assistant                  Officer at SEI Investments
                           Secretary                     since 2000; Supervising
                                                         Examiner at Federal Reserve
                                                         Bank of Philadelphia from
                                                         1998-2000.
------------------------------------------------------------------------------------------------------------------------------------

PHILLIP T.               Vice President  (Since 2004)    Employed by SEI Investments          N/A                     N/A
MASTERSON                 and Assistant                  Company since 2004. General
40 yrs. old                Secretary                     Counsel, CITCO Mutual Fund
                                                         Services from 2003-2004.
                                                         Vice President and
                                                         Associate Counsel,
                                                         Oppenheimer Funds from
                                                         2001-2003 and Vice
                                                         President and Assistant
                                                         Counsel from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

--------------------------------------------------------------------------------
                                                            TOWES
                                                            FUNDS [Logo Omitted]

28


DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Funds and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (UNAUDITED)
(CONTINUED)

--------------------------------------------------------------------------------------
                                       BEGINNING     ENDING                  EXPENSES
                                        ACCOUNT     ACCOUNT    ANNUALIZED      PAID
                                         VALUE       VALUE       EXPENSE    DURING THE
                                        4/30/04     10/31/04     RATIOS       PERIOD*
--------------------------------------------------------------------------------------
TOEWS S&P 500(R) HEDGED INDEX FUND
--------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investor Class                         $1,000.00   $  962.30      1.50%       $ 7.40
Advisor Class                           1,000.00      958.10      2.50         12.31

HYPOTHETICAL 5% RETURN
Investor Class                          1,000.00    1,017.60      1.50          7.61
Advisor Class                           1,000.00    1,012.57      2.50         12.65
--------------------------------------------------------------------------------------
TOEWS NASDAQ-100(R) HEDGED INDEX FUND
--------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investor Class                         $1,000.00   $1,040.40      1.50%       $ 7.69
Advisor Class                           1,000.00    1,035.80      2.50         12.79

HYPOTHETICAL 5% RETURN
Investor Class                          1,000.00    1,017.60      1.50          7.61
Advisor Class                           1,000.00    1,012.57      2.50         12.65

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

--------------------------------------------------------------------------------
                                                            TOWES
                                                            FUNDS [Logo Omitted]

30


                            NOTICE TO SHAREHOLDERS OF
                   THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

For the shareholders that do not have an October 31, 2004 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2004 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2004, each Fund is designating the following items with regard to distributions paid during the year.

                                                              Qualifying
                                                              Dividends
                               Long-Term                    for Corporate
                              (15% Rate)      Ordinary        Dividends     Qualifying
                             Capital Gain      Income          Received      Dividend
           Fund              Distribution   Distributions     Deduction     Income (1)
           ----              ------------   -------------   -------------   ----------
Toews S&P 500(R) Hedged
   Index Fund ............       76.50%         23.50%          0.00%          0.00%
Toews Nasdaq-100(R) Hedged
   Index Fund ............      100.00%          0.00%          0.00%          0.00%

(1) REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2004. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR FORM 1099-DIV.

--------------------------------------------------------------------------------

                                      NOTES

--------------------------------------------------------------------------------
                                                            TOWES
                                                            FUNDS [Logo Omitted]

                                      NOTES

--------------------------------------------------------------------------------

                                      NOTES

--------------------------------------------------------------------------------
                                                            TOWES
                                                            FUNDS [Logo Omitted]

INVESTMENT ADVISER

Toews Corporation
1500 Market Street
12th Floor, East Tower
Philadelphia, PA 19102

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

ADMINISTRATOR

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
1601 Market Street
Philadelphia, PA 19103

TO OBTAIN MORE INFORMATION:

Call 1-866-778-6397

This annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus.

TWS-AR-001-0400

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                     were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit          $317,500            N/A               N/A            $348,000             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A            $5,000(1)            N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A               N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


    Notes:
       (1) Includes fees for: Security counts pursuant to Rule 17(f)(2) for the UA S&P 500 Fund.


    Fees billed by PricewaterhouseCoopers LLP (PwC) related to the Trust

    PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ------------------------------------------------------ -----------------------------------------------------
                    All fees and      All fees and      All other fees     All fees and      All fees and      All other fees
                    services to the   services to       and services to    services to the   services to       and services to
                    Trust that were   service           service            Trust that were   service           service
                    pre-approved      affiliates that   affiliates that    pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                      were pre-         did not require
                                      approved          pre-approval                         approved          pre-approval
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (a)     Audit          $251,280            N/A               N/A             $213,375             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (b)     Audit-           $0             $10,780(1)         $8,500(2)            N/A            $5,045(1)            N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A                N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A                N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------

Notes:
    (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
    (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)(1)  Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

            -------------------------- ---------------- ----------------
                                             2004             2003
            -------------------------- ---------------- ----------------
             Audit-Related Fees               0%               0%

            -------------------------- ---------------- ----------------
             Tax Fees                         0%               0%

            -------------------------- ---------------- ----------------
             All Other Fees                   0%               0%

            -------------------------- ---------------- ----------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

         ---------------------------- ---------------- ----------------
                                            2004             2003
         ---------------------------- ---------------- ----------------
          Audit-Related Fees                44%               0%

         ---------------------------- ---------------- ----------------
          Tax Fees                           0%               0%

         ---------------------------- ---------------- ----------------
          All Other Fees                     0%               0%

         ---------------------------- ---------------- ----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $19,280 and $5,045 for 2004 and 2003, respectively.

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------
                                          Peter J. Golden
                                          Controller & CFO

Date: December 22, 2004

* Print the name and title of each signing officer under his or her signature.